SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of warrants, outstanding as of the beginning of the periods	228,958,334	228,958,334	228,958,334
Weighted average exercise price, outstanding beginning balance	$ 0.048	$ 0.0483	$ 0.0483
Number of warrants, granted
Weighted average exercise price, granted
Number of warrants, exercised
Weighted average exercise price, purchased
Number of warrants, outstanding as of the end of the periods	5,000,000	228,958,334	228,958,334
Weighted average exercise price, outstanding ending balance	$ 0.026	$ 0.048	$ 0.0483
Number of warrants, exercisable as of the end of the periods	5,000,000	228,958,334	228,958,334
Weighted average grant-date per share fair value outstanding as of the beginning of the periods	$ 0.079
Weighted average grant-date per share fair value granted
Number of warrants, canceled/expired	(223,958,334)
Weighted average exercise price, canceled/expired	$ 0.049
Weighted average grant-date per share fair value canceled/expired	0.080
Weighted average exercise price, exercised
Weighted average grant-date per share fair value exercised
Weighted average grant-date per share fair value outstanding ending balance	$ 0.022	$ 0.079